UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         PointState Capital LP
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Address:      40 West 57th Street, 25th Floor
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              New York, NY 10019
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              Form 13F File Number:  028-14763
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bradley Sanford
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Title:        Chief Financial Officer
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Phone:        412-851-5601
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Signature, Place, and Date of Signing:

 /s/ Bradley Sanford             Pittsburgh, PA                08/14/12
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              118
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Form 13F Information Table Value Total:            $ 3,438,358  (thousands)
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List of Other Included Managers:                     NONE


Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole     Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------- -----

Alexandria Real Est Eq Inc. COM               015271109       2,582     35,500 SH        SOLE                35,500
Amarin Corporation PLC      SPONS ADR         023111206      22,413  1,550,000 SH        SOLE             1,550,000
American Cap Mtg Invt Corp  COM               02504A104         858     36,000 SH        SOLE                36,000
American Tower Corp         COM               03027X100      65,590    938,200 SH        SOLE               938,200
Amylin Pharms, Inc.         COM               032346108      34,545  1,225,000 SH        SOLE             1,225,000
Anadarko Petroleum Corp     COM               032511957      39,720    600,000 SH  PUT   SOLE               600,000
Apple Inc.                  COM               037833100      37,843     64,800 SH        SOLE                64,800
ARIAD Pharms Inc.           COM               04033A100      11,187    650,000 SH        SOLE               650,000
ArthroCare Corp             COM               043136100      20,514    700,613 SH        SOLE               700,613
Boston Properties Inc.      COM               101121101         368      3,400 SH        SOLE                 3,400
Brookdale Senior Living Inc.COM               112463104       7,474    421,300 SH        SOLE               421,300
CBS Corp                    CL B              124857202       3,983    121,500 SH        SOLE               121,500
CF Industries Hldgs Inc.    COM               125269100      46,659    240,834 SH        SOLE               240,834
Cabot Oil & Gas Corp        COM               127097103     121,059  3,072,574 SH        SOLE             3,072,574
Calpine Corp                COM               131347304       4,109    248,900 SH        SOLE               248,900
Cameron Int'l Corp          COM               13342B105      35,868    839,800 SH        SOLE               839,800
Centene Corp                COM               15135B101      26,239    870,000 SH        SOLE               870,000
Cheniere Energy, Inc.       COM               16411R208      54,370  3,688,633 SH        SOLE             3,688,633
Chesapeake Energy Corp      COM               165167957      23,250  1,250,000 SH  PUT   SOLE             1,250,000
Cloud Peak Energy Inc.      COM               18911Q102      42,945  2,539,650 SH        SOLE             2,539,650
Corrections Corp of America COM               22025Y407      11,220    381,000 SH        SOLE               381,000
Crown Castle Int'l Corp.    COM               228227104      28,116    479,300 SH        SOLE               479,300
Cubist Pharms Inc.          COM               229678107       7,582    200,000 SH        SOLE               200,000
D.R. Horton Inc.            COM               23331A109      12,589    684,945 SH        SOLE               684,945
Delta Airlines Inc.         COM               247361702      25,892  2,364,600 SH        SOLE             2,364,600
Duke Energy Corp            COM               26441C204       6,473    280,700 SH        SOLE               280,700
EOG Resources Inc.          COM               26875P101       6,200     68,800 SH        SOLE                68,800
EQT Corp                    COM               26884L109       6,382    119,000 SH        SOLE               119,000
Eastman Chemical Co         COM               277432100         604     12,000 SH        SOLE                12,000
Elan Corporation            ADR               284131208     171,698 11,768,219 SH        SOLE            11,768,219
Elan Corp                   ADR               284131908       7,295    500,000 SH  CALL  SOLE               500,000
Endo Pharms Hldgs Inc.      COM               29264F205      21,686    700,000 SH        SOLE               700,000
Equinix Inc.                COM               29444U502     100,040    569,540 SH        SOLE               569,540
Extra Space Storage Inc.    COM               30225T102         376     12,300 SH        SOLE                12,300
First Horizon National Corp COM               320517105         521     60,200 SH        SOLE                60,200
Freeport McMoran Cop & Gld, COM               35671D857         787     23,100 SH        SOLE                23,100
Gap Inc.                    COM               364760108       4,104    150,000 SH        SOLE               150,000
General Electric Co         COM               369604103      27,284  1,309,200 SH        SOLE             1,309,200
General Growth Prop's Inc.  COM               370023103         266     14,700 SH        SOLE                14,700
Green Mtn Coffee Roasters InCOM               393122956       7,089    325,500 SH  PUT   SOLE               325,500
HCP, Inc.                   COM               40414L109         521     11,800 SH        SOLE                11,800
HFF Inc.                    CL A              40418F108         498     35,700 SH        SOLE                35,700
Health Care REIT Inc.       COM               42217K106         513      8,800 SH        SOLE                 8,800
HollyFrontier Corp          COM               436106108      48,291  1,363,008 SH        SOLE             1,363,008
Idenix Pharms Inc.          COM               45166R204       9,353    909,845 SH        SOLE               909,845
InterMune Inc.              COM               45884X103       4,780    400,000 SH        SOLE               400,000
Ishares Tr US Home Const IndDJ HOME CONSTN    464288902      30,640  1,822,700 SH  CALL  SOLE             1,822,700
IShares Silver Trust        ISHARES           46428Q109         749     28,100 SH        SOLE                28,100
Johnson & Johnson           COM               478160104     157,300  2,328,300 SH        SOLE             2,328,300
Kilroy Realty Corp          COM               49427F108         257      5,300 SH        SOLE                 5,300
Lennar Corp                 CL A              526057104      24,766    801,214 SH        SOLE               801,214
Liberty Media Corp          LIB CAP COM A     530322106      49,933    568,000 SH        SOLE               568,000
Liberty Global Inc.         COM SER A         530555101       9,201    185,400 SH        SOLE               185,400
Liberty Interactive Corp    INT COM SER A     53071M104       3,082    173,400 SH        SOLE               173,400
Limited Brands Inc.         COM               532716107       6,578    154,676 SH        SOLE               154,676
Lorillard Inc.              COM               544147101       8,993     68,153 SH        SOLE                68,153
Louisiana-Pacific Corp      COM               546347105         364     33,500 SH        SOLE                33,500
MAKO Surgical Corp.         COM               560879108      12,805    500,000 SH        SOLE               500,000
Masimo Corp                 COM               574795100       6,282    280,690 SH        SOLE               280,690
Mastercard Inc.             CL A              57636Q104      47,572    110,604 SH        SOLE               110,604
Mead Johnson Nutrition Co   COM               582839106      27,551    342,200 SH        SOLE               342,200
Medical Properties Trust IncCOM               58463J304       6,734    700,000 SH        SOLE               700,000
Medicines Co                COM               584688105      41,753  1,820,100 SH        SOLE             1,820,100
Medicis Pharmaceutical Corp CL A              584690309       3,415    100,000 SH        SOLE               100,000
Merck & Co Inc.             COM               58933Y105     156,305  3,743,835 SH        SOLE             3,743,835
Molina Healthcare Inc.      COM               60855R100       9,384    400,000 SH        SOLE               400,000
Monster Beverage Corp       COM               611740101      93,528  1,313,597 SH        SOLE             1,313,597
Mosaic Co                   COM               61945C103      24,888    454,500 SH        SOLE               454,500
Mylan, Inc.                 COM               628530107      32,055  1,500,000 SH        SOLE             1,500,000
Nationstar Mtg Hldgs Inc.   COM               63861C109         405     18,800 SH        SOLE                18,800
NewLink Genetics Corp       COM               651511107       7,490    500,000 SH        SOLE               500,000
NiSource Inc.               COM               65473P105         297     12,000 SH        SOLE                12,000
Northeast Utilities         COM               664397106       2,290     59,000 SH        SOLE                59,000
NuVasive, Inc.              COM               670704105      10,144    400,000 SH        SOLE               400,000
Occidental Petroleum Corp   COM               674599105      28,509    332,387 SH        SOLE               332,387
Ocwen Financial Corp        COM               675746309         257     13,700 SH        SOLE                13,700
Onyx Pharms Inc.            COM               683399109      82,459  1,240,912 SH        SOLE             1,240,912
Pebblebrook Hotel Trust     COM               70509V100         266     11,400 SH        SOLE                11,400
Phillip Morris Int'l Inc.   COM               718172109      18,578    212,900 SH        SOLE               212,900
Pioneer Natural Res Co      COM               723787907       2,205     25,000 SH  CALL  SOLE                25,000
Post Properties Inc.        COM               737464107         475      9,700 SH        SOLE                 9,700
Potash Corp of Saskatchewan COM               73755L107      14,405    329,700 SH        SOLE               329,700
Proshares Trust             PSHS ULTSH 20YRS  74347R297       1,516     95,700 SH        SOLE                95,700
Range Resources Corp        COM               75281A109       6,174     99,785 SH        SOLE                99,785
Rockwell Automation Inc.    COM               773903109       7,115    107,700 SH        SOLE               107,700
SBA Communications Corp     COM               78388J106      22,472    393,900 SH        SOLE               393,900
SPDR S&P 500 ETF Trust      TR UNIT           78462F953      25,261    185,600 SH  PUT   SOLE               185,600
SPDR Gold Trust             GOLD SHS          78463V907     512,127  3,300,000 SH  CALL  SOLE             3,300,000
Retail S&P SPDR ETF         S&P RETAIL ETF    78464A954     118,180  2,000,000 SH  PUT   SOLE             2,000,000
SXC Health Solutions Corp   COM               78505P100      12,401    125,000 SH        SOLE               125,000
Sabra Health Care REIT Inc. COM               78573L106         289     16,900 SH        SOLE                16,900
Simon Property Group Inc.   COM               828806109         520      3,340 SH        SOLE                 3,340
Sirius XM Radio Inc.        COM               82967N108       7,282  3,936,300 SH        SOLE             3,936,300
Six Flags Entertainment CorpCOM               83001A102       2,709     50,000 SH        SOLE                50,000
Southwest Airlines Co.      COM               844741108       1,543    167,300 SH        SOLE               167,300
SunTrust Banks Inc.         COM               867914103       5,333    220,100 SH        SOLE               220,100
Target Corp                 COM               87612E106      24,248    416,700 SH        SOLE               416,700
Tempur-Pedic Int'l Inc.     COM               88023U101       3,509    150,000 SH        SOLE               150,000
Threshold Pharms Inc.       COM               885807206       1,480    200,000 SH        SOLE               200,000
TripAdvisor Inc.            COM               896945201       1,975     44,200 SH        SOLE                44,200
United Continental Hldgs IncCOM               910047109      65,727  2,701,500 SH        SOLE             2,701,500
VeriSign Inc.               COM               92343E102     117,634  2,699,895 SH        SOLE             2,699,895
Vertex Pharms, Inc.         COM               92532F100      11,184    200,000 SH        SOLE               200,000
Viropharma Inc.             COM               928241108      44,374  1,872,300 SH        SOLE             1,872,300
Visa Inc.                   COM CL A          92826C839      55,250    446,900 SH        SOLE               446,900
Wal-Mart Stores Inc.        COM               931142103      82,632  1,185,200 SH        SOLE             1,185,200
Westar Energy Inc.          COM               95709T100       5,268    175,900 SH        SOLE               175,900
Westlake Chemical Corp      COM               960413102      63,268  1,210,640 SH        SOLE             1,210,640
Westport Innovations Inc.   COM               960908309       1,838     50,000 SH        SOLE                50,000
YM Biosciences Inc.         COM               984238105       1,386    700,000 SH        SOLE               700,000
Ensco International PLC     SHS CL A          G3157S106      29,001    617,434 SH        SOLE               617,434
Signet Jewelers Ltd.        SHS               G81276100      19,765    449,100 SH        SOLE               449,100
Warner Chilcott PLC         SHS A             G94368100      21,386  1,192,724 SH        SOLE             1,192,724
Noble Corp                  NAMEN - AKT       H5833N103      94,968  2,919,400 SH        SOLE             2,919,400
Transocean Ltd.             REG SHS           H8817H100       2,152     48,117 SH        SOLE                48,117
Tyco Int'l Ltd.             SHS               H89128104      29,141    551,400 SH        SOLE               551,400
LyondellBassell Industries NSHS A             N53745100         636     15,800 SH        SOLE                15,800
Nielsen Holdings N.V.       COM               N63218106       4,963    189,289 SH        SOLE               189,289

Grand Total                                               3,438,358

